LEASE PREPAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	¥ 54,241
Amortization charge for the year	115,310	¥ 108,425	¥ 96,460
Balance as of end of year	58,526	54,241
Cost [member]
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	68,467	63,324
Additions	2,614	300
Transferred from construction in progress	4,151	4,279
Transferred from other long-term assets	3,987	994
Reclassification to other assets	(2,603)	(229)
Disposals	(531)	(422)
Exchange adjustments	(357)	221
Balance as of end of year	75,728	68,467	63,324
Accumulated amortization [member]
Disclosure of detailed information about lease prepayments [line items]
Balance as of beginning of year	(14,226)	(12,275)
Transferred from other long-term assets	2,027	132
Reclassification to other assets	770	12
Exchange adjustments	(91)	74
Amortization charge for the year	2,076	1,840
Written back on disposals	(266)	(83)
Balance as of end of year	¥ (17,202)	¥ (14,226)	¥ (12,275)